SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

19   SHARE-BASED COMPENSATION

Equity Incentive Plans

The Company adopted the 2014 Equity Incentive Plan (“the 2014 Plan”) in July 2014 for the granting of share options to key employees, directors and external consultants in exchange for their services. The total number of shares, which may be issued under the 2014 Plan, is 29,240,000 shares.

The Company adopted the 2016 Equity Incentive Plan (‘‘the 2016 Plan’’) in August 2016 for the granting of share options, stock appreciation rights and other stock-based award (collectively referred to as the ‘‘Awards’’) to key employees and directors. The maximum aggregate number of ordinary shares, which may be subject to Awards under the Plan, is 56,707,560 ordinary shares, provided, however, that the maximum number of unallocated ordinary shares which may be issuable pursuant to Awards are subject to certain automatic approval mechanism up to 3% of total issued and outstanding ordinary shares of the Company, if and whenever the unallocated ordinary shares which may be subject to equity awards under the 2016 Plan accounts for less than 1.5% of the Company’s total issued and outstanding ordinary shares.

A summary of the option activity is as follows:

			Weighted
			average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at January 1, 2019	24,779,432	5.3	2.2
Granted	—
Exercised	(10,150,336)	5.6	3.5
Forfeited	—

Options outstanding at December 31, 2019	14,629,096	5.4	1.7
Granted	—
Exercised	(14,222,096)	5.5	1.6
Forfeited	—

Options outstanding at December 31, 2020	407,000	5.1	1.6
Granted	—
Exercised	(407,000)	5.1	1.6
Forfeited	—

Options outstanding at December 31, 2021	—

Options vested and expected to be vested at December 31, 2021	—

Total intrinsic value of options exercised was RMB266,863, RMB633,606 and RMB27,775, respectively, for the years ended December 31, 2019, 2020 and 2021.

Settlement of liability-classified restricted shares award

In March, May, August and November 2019, the Company issued a total of 237,312 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB7,984.

In March, June, July and October 2020, the Company issued a total of 190,536 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB10,089.

In January, June, July and October 2021, the Company issued a total of 178,280 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB11,147.

Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability settled in shares and no additional share-based compensation expense was recorded.

Restricted shares to directors, officers and employees

In August 2019, August 2020 and August 2021, the Company granted non-vested restricted shares of 14,314,160, 11,520,312 and 11,929,608, respectively, to employees, officers and directors. The restricted share awards contained service and market conditions, or service and performance conditions, which are tied to the financial performance of the Company. For restricted shares granted, the value of the restricted shares was determined by the fair value of the restricted shares on the grant date, when all criteria for establishing the grant dates were satisfied. The value of restricted shares subject to service conditions and market conditions attached is recognized as the compensation expense using the graded-vesting method. The value of restricted shares with performance conditions attached is recognized as compensation expense using the graded-vesting method only when the achievement of performance conditions becomes probable. For restricted shares with market conditions, the probability to achieve market conditions is reflected in the grant date fair value.

A summary of the restricted share activity is as follows:

		Weighted average grant-
	Number of	date fair value per share
	Shares	(RMB)

Unvested at January 1, 2019	29,510,504	9.3
Granted	14,551,472	34.2
Vested	(9,122,432)	9.3
Forfeited	(1,582,248)	10.7

Unvested at December 31, 2019	33,357,296	22.4
Granted	11,710,848	66.7
Vested	(12,684,640)	14.1
Forfeited	(1,364,736)	25.1

Unvested at December 31, 2020	31,018,768	42.4
Granted	12,107,888	31.6
Vested	(12,632,104)	29.3
Forfeited	(1,563,832)	37.7

Unvested at December 31, 2021	28,930,720	43.9

The Company recognized share-based compensation expenses of RMB189,447, RMB333,686 and RMB391,275 for the years ended December 31, 2019, 2020 and 2021, respectively, for the restricted share awards. As of December 31, 2021, total unrecognized compensation expense relating to the unvested shares was RMB422,369. The expense is expected to be recognized over a weighted average period of 1.53 years using the graded-vesting attribution method. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2019, 2020 and 2021.

Total intrinsic value of restricted shares vested was RMB311,923, RMB827,396 and RMB674,147, respectively, for the years ended December 31, 2019, 2020 and 2021. Aggregate intrinsic value of unvested restricted shares as of December 31, 2021 was RMB1,087,349.

The fair value of the restricted shares granted is estimated on the date of grant using the Monte Carlo simulation model with the following assumptions used.

Grant date:	August 2019	August 2020	August 2021
Risk-free rate of return	1.67% - 1.88%	0.14% - 0.19%	0.07% - 0.33%
Volatility	63.22%	59.23%	49.271% - 50.295%
Expected dividend yield	0.00%	0.00%	0.00%
Share price at grant date	US$5.02375	US$10.1475	US$7.45
	(RMB34.6)	(RMB70.5)	(RMB48.2)
Expected term	1 – 3 years	1 – 3 years	1 – 3 years

(1)	Volatility

Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected term of each grant.

(2)	Risk-free interest rate

Risk-free rate equal to the United States Government Treasury Yield Rates for a term equal to the remaining expected term.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the restricted shares.

A summary of share-based compensation expenses for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Years ended December 31,
	2019	2020	2021

Costs of revenue	46,007	89,943	110,291
Selling and marketing expenses	39,436	54,204	53,560
General and administrative expenses	101,949	184,943	219,328
Research and development expenses	2,364	4,596	8,096
Total share-based compensation expenses	189,756	333,686	391,275